Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary Shares	Class A	Class B Ordinary Shares	Class B	Additional Paid-in Capital	Treasury stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance at Mar. 31, 2023	$ 6,179		$ 798		$ 71,021,898	$ (3,988,370)	$ (54,467,599)	$ (3,847,602)	$ 114,212	$ 8,839,516
Balance (in Shares) at Mar. 31, 2023	61,783,133		7,980,800
Balance (in Shares) at Mar. 31, 2023						(1,165,883)
Private placement	$ 36,147				139,303,702					139,339,849
Private placement (in Shares)	361,474,910
Exercise of warrants	$ 710				(710)
Exercise of warrants (in Shares)	7,098,000
Net loss							(9,458,784)		(57,793)	(9,516,577)
Foreign currency translation adjustment								(238,985)	391	(238,594)
Balance at Mar. 31, 2024	$ 43,036		$ 798		210,324,890	$ (3,988,370)	(63,926,383)	(4,086,587)	56,810	138,424,194
Balance (in Shares) at Mar. 31, 2024	430,356,043		7,980,800
Balance (in Shares) at Mar. 31, 2024						(1,165,883)
Private placement	$ 58,129				195,825,895					195,884,024
Private placement (in Shares)	581,290,050
Exercise of warrants	$ 63,712				(63,712)
Exercise of warrants (in Shares)	637,122,520
Net loss							(134,977,369)		(491,764)	(135,469,133)
Business acquisition									75,000,000	75,000,000
Purchase of shares from minority shareholders					(470,107)				(74,529,893)	(75,000,000)
Foreign currency translation adjustment								315,213	(3,162)	312,051
Balance at Mar. 31, 2025	$ 164,877		$ 798		405,616,966	$ (3,988,370)	(198,903,752)	(3,771,374)	31,991	$ 199,151,136
Balance (in Shares) at Mar. 31, 2025	1,648,768,613	1,647,602,730	7,980,800	7,980,800
Balance (in Shares) at Mar. 31, 2025						(1,165,883)				1,165,883
Exercise of warrants	$ 91,453				(91,453)
Exercise of warrants (in Shares)	914,529,000
Net loss							(18,671,610)		(44,571)	(18,716,181)
Foreign currency translation adjustment								487,077	347	487,424
Balance at Mar. 31, 2026	$ 256,330		$ 798		$ 405,525,513	$ (3,988,370)	$ (217,575,362)	$ (3,284,297)	$ (12,233)	$ 180,922,379
Balance (in Shares) at Mar. 31, 2026	2,563,297,613	2,562,131,730	7,980,800	7,980,800
Balance (in Shares) at Mar. 31, 2026						(1,165,883)				1,165,883